Capitalised Costs Relating to Oil and Gas Production Activities (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Capitalized costs relating to oil and gas producing activities, by geographic area [Line Items]
Net capitalised costs	$ 21,821	$ 23,936	$ 25,389
United States [member]
Capitalized costs relating to oil and gas producing activities, by geographic area [Line Items]
Net capitalised costs	14,976	16,152	17,339
United States [member] | Discontinued Operations - Onshore US Cash Generating Units [Member]
Capitalized costs relating to oil and gas producing activities, by geographic area [Line Items]
Net capitalised costs	$ 10,672	$ 11,803	$ 12,844